Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary shares	Paid-in capital	Additional paid-in Capital	Appropriated retained earnings	Unappropriated retained earnings	Accumulated other comprehensive income
Balance at Sep. 30, 2013	$ 20,413	$ 14		$ 22,233	$ 1,615	$ (7,648)	$ 4,199
Balance, shares at Sep. 30, 2013		1,405,000
Net income (loss) for the year	(1)					(1)
Foreign currency translation loss	(38)						(36)
Balance at Sep. 30, 2014	20,376	$ 14		22,233	1,615	(7,649)	4,163
Balance, shares at Sep. 30, 2014		1,405,000
Net income (loss) for the year	1,027					1,027
Foreign currency translation loss	(686)						(686)
Balance at Sep. 30, 2015	20,717	$ 14		22,233	1,615	(6,622)	3,477
Balance, shares at Sep. 30, 2015		1,405,000
Net income (loss) for the year	(160)					(605)
Appropriated retained earnings	445				445
Foreign currency translation loss	(867)						(867)
Balance at Sep. 30, 2016	$ 19,690	$ 14		$ 22,233	$ 2,060	$ (7,227)	$ 2,610
Balance, shares at Sep. 30, 2016		1,405,000